Income Tax and Social Contribution (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax and Social Contribution [Abstract]
Schedule of Reconciliation of Income Tax and Social Contribution Expense	Reconciliation of income tax and social contribution expense
	For the year ended December 31,
	2024	2023	2022
Earnings before income tax and social contribution	935	554	1,335
Expense of income tax and social contribution	(318)	(188)	(454)
Adjustments to reflect the effective rate
Tax fines	(4)	(3)	(2)
Share of profits	22	17	15
Interest on own capital	43	-	17
ICMS subsidy – tax incentives (i)	43	319	248
Credits of monetary corrections	51	15	64
Other permanent differences	(3)	(4)	(3)
Effective income tax and social contribution	(166)	156	(115)
Income tax and social contribution for the year
Current	(141)	(6)	(75)
Deferred	(25)	162	(40)
(Expenses) benefits income tax and social contribution	(166)	156	(115)
Effective rate	17.8%	-28.2%	8.6%

(i)	The Company calculates tax benefits that are characterized as tax incentives that, according to legal forecast, do not comprise the basis for calculating income tax and social contribution. The amount decreased due to the article 30 of Law 12,973/2014 that was revoked through Law 14,789/2023, releasing taxpayers from constituting a tax incentive reserve from January 1, 2024.

Schedule of Key Components of Deferred Income Tax and Social Contribution in the Balance Sheets

Key components of deferred income tax and social contribution in the balance sheets are the following:

	As of December 31,
	2024			2023
	Assets	Liabilities	Net	Assets	Liabilities	Net
Deferred income tax and social contribution
Tax losses	314	-	314	385	-	385
Provision for legal proceedings	67	-	67	81	-	81
Swap	-	(132)	(132)	-	(66)	(66)
Goodwill tax amortization	-	(317)	(317)	-	(317)	(317)
Fair value adjustment	2	-	2	-	(25)	(25)
Property, plant and equipment and intangible assets	10	-	10	10	-	10
Unrealized losses with tax credits	-	(71)	(71)	-	(15)	(15)
Provision of inventory	35	-	35	30	-	30
Borrowings costs	-	(62)	(62)	-	(66)	(66)
Lease net of right of use	3,249	(3,016)	233	3,085	(2,961)	124
Compensation program	21	-	21	10	-	10
Exchange rate	33	-	33	-	-	-
Others	7	-	7	20	-	20
Gross deferred income tax and social contribution assets (liabilities)	3,738	(3,598)	140	3,621	(3,450)	171
Compensation	(3,598)	3,598	-	(3,450)	3,450	-

Net deferred income tax and social contribution assets (liabilities), net	140	-	140	171	-	171

Schedule of Estimates the Recovery of the Deferred Tax Assets

The Company estimates the recovery of the deferred tax assets as of December 31, 2024, as follows:

Years	Amounts
Within 1 year	363
From 1 year to 2 years	75
From 2 years to 3 years	48
More than 5 years	3,252
3,738

Schedule of Roll Forward	Deferred tax rollforward
	For the year ended December 31,
	2024	2023	2022
At the beginning of the year	171	6	45
(Expenses) benefits in the year	(25)	162	(40)
Income tax effect	3	3	1
Others	(9)	-	-
At the end of the year	140	171	6